Shareholders equity (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

	03/31/2025		12/31/2024
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,065,636	15.51	196,065,636	15.51
Managements and related persons	31,903,998	2.52	32,784,440	2.59
Alden Fundo de Investimento em Ações	27,154,744	2.15	26,154,744	2.07
	622,736,707	49.26	622,617,149	49.25
Treasury (Note 24.2)	25,455,929	2.01	24,875,787	1.97
Other shareholders	615,924,979	48.73	616,624,679	48.78
	1,264,117,615	100.00	1,264,117,615	100.00

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised (note 22.2)	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised (note 22.2)	(119,558)	53.84	(6,437)	(6,577)
Repurchase	699,700	55.26	38,664	38,664
Balances at March 31, 2025	25,455,929	53.87	1,371,424	1,347,637